Schedule of prepayments, receivables and other assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Prepayments And Other Current Assets Net
Deposit, net	[1]	$ 1,827	$ 5,818
Prepaid expenses, net		1,356	1,324
Deductible input value-added tax		860	811
Advance to employees, net		132	124
Others, net		31	43
Prepayments and other current assets, net		4,206	$ 8,120
Accounts Receivable, Credit Loss Expense (Reversal)		$ 800

[1]	During the year ended September 30, 2024, the Company has paid a total of US$5,800 as deposits to third party consulting service providers for the future financing and investing activities, such as merger and acquisition transactions. During the year ended September 30, 2025, US$2,500 was recognized as expense as the Company has accepted some investing consulting services provided. For the remaining, 1) US$700 has been returned to the Company as of the issuance date of the financial statements; 2) the cooperation with a service provider, whose prepaid deposit was US$1,800, has been extended to December 2026. US$800 of expected credit losses of these deposits has been recorded in the year ended September 30, 2025.